Financial Instruments and Risk Management - Disclosure of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Nov. 01, 2018
Financial assets
Cash	$ 3,554	$ 7,401
Restricted deposits	12,976	11,449	$ 10,000
Amounts receivable and other assets	3,032	2,914
Total financial assets	19,562	21,764
Financial liabilities
Accounts payable and accruals	3,392	4,533
Convertible debt	18,747	0
Promissory note	16,629	15,501
Lease liabilities	557	616
Total financial liabilities	39,325	20,650
Financial instrument at amortised cost [Member]
Financial assets
Cash	3,554	7,401
Restricted deposits	575	809
Amounts receivable and other assets	650	738
Total financial assets	4,779	8,948
Financial liabilities
Accounts payable and accruals	2,620	4,408
Convertible debt	18,747
Promissory note	16,629	15,501
Lease liabilities	557	616
Total financial liabilities	38,553	20,525
Financial instrument at fair value through profit or loss [Member]
Financial assets
Cash	0	0
Restricted deposits	12,401	10,640
Amounts receivable and other assets	2,382	2,176
Total financial assets	14,783	12,816
Financial liabilities
Accounts payable and accruals	772	125
Convertible debt	0
Promissory note	0	0
Lease liabilities	0	0
Total financial liabilities	$ 772	$ 125